Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Interest and dividend income (Note 3)
Loans	$ 6,123	$ 5,059	$ 12,283	$ 10,032
Securities	1,702	1,396	3,398	2,750
Assets purchased under reverse repurchase agreements and securities borrowed	2,191	1,285	4,339	2,393
Deposits and other	116	125	261	230
Interest income	10,132	7,865	20,281	15,405
Interest expense (Note 3)
Deposits and other	3,203	2,220	6,428	4,207
Other liabilities	1,999	1,148	3,947	2,182
Subordinated debentures	93	76	185	150
Interest expense	5,295	3,444	10,560	6,539
Net interest income	4,837	4,421	9,721	8,866
Non-interest income
Insurance premiums, investment and fee income	1,515	806	3,094	1,950
Trading revenue	250	236	608	554
Investment management and custodial fees	1,381	1,318	2,831	2,643
Mutual fund revenue	899	862	1,772	1,747
Securities brokerage commissions	316	334	658	689
Service charges	466	443	934	883
Underwriting and other advisory fees	554	457	899	998
Foreign exchange revenue, other than trading	243	277	492	558
Card service revenue	266	267	548	524
Credit fees	288	317	603	645
Net gains on investment securities	37	49	83	88
Share of profit in joint ventures and associates	14	14	29	39
Other	433	253	816	698
Non-interest income	6,662	5,633	13,367	12,016
Total revenue	11,499	10,054	23,088	20,882
Provision for credit losses (Notes 4 and 5)	426	274	940	608
Insurance policyholder benefits, claims and acquisition expense	1,160	421	2,385	1,257
Non-interest expense
Human resources (Note 7)	3,622	3,324	7,265	6,826
Equipment	445	386	876	758
Occupancy	405	386	802	765
Communications	273	249	513	473
Professional fees	290	321	595	602
Amortization of other intangibles	299	266	589	527
Other	582	550	1,188	1,142
Non-interest expense	5,916	5,482	11,828	11,093
Income before income taxes	3,997	3,877	7,935	7,924
Income taxes	767	817	1,533	1,852
Net income	3,230	3,060	6,402	6,072
Net income attributable to:
Shareholders	3,226	3,051	6,396	6,052
Non-controlling interests	4	9	6	20
Net income	$ 3,230	$ 3,060	$ 6,402	$ 6,072
Basic earnings per share (in dollars) (Note 10)	$ 2.20	$ 2.06	$ 4.36	$ 4.08
Diluted earnings per share (in dollars) (Note 10)	2.20	2.06	4.34	4.07
Dividends per common share (in dollars)	$ 1.02	$ 0.94	$ 2.00	$ 1.85